COMMITMENTS AND GUARANTEES (RENTALS)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND GUARANTEES (RENTALS)
COMMITMENTS AND GUARANTEES (RENTALS)

32)  COMMITMENTS AND GUARANTEES (RENTALS)

The Company lease equipment, facilities, and several stores, administrative buildings, and sites (containing radio-base stations and towers), through several non-cancellable operating agreements maturing on different dates, with monthly payments.

At December 31, 2017, the total amounts corresponding to the full period of the contracts were as follows:

Up to 1 year	2,285,148
From 1 to 5 years	7,442,212
Over five years	5,017,985
Total	14,745,345